Share-Based Compensation (Details) - Schedule of options activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Jun. 30, 2021 $ / shares
Share-Based Compensation (Details) - Schedule of options activities [Line Items]
Number of options, Options outstanding beginning | shares	6,978,691		13,870,252
Weighted average exercise price, Options outstanding beginning | $ / shares		$ 0.0002		$ 0.0001
Weighted average grant date fair value, Options outstanding beginning | ¥ / shares	¥ 40.59		¥ 41.51
Weighted average remaining contractual term (years), Options outstanding beginning			9 years 8 months 19 days
Aggregate intrinsic value, Options outstanding beginning | ¥	¥ 287,773
Number of options, Granted (before Replacement Date) | shares			2,034,961
Weighted average exercise price, Granted (before Replacement Date) | $ / shares				0.0001
Weighted average grant date fair value, Granted (before Replacement Date) | ¥ / shares			¥ 34.47
Aggregate intrinsic value, Granted (before Replacement Date) | ¥
Number of options,Forfeited (before Replacement Date) | shares			(1,271,704)
Weighted average exercise price, Forfeited (before Replacement Date) | $ / shares				0.0001
Weighted average grant date fair value, Forfeited (before Replacement Date) | ¥ / shares			¥ 40.86
Aggregate intrinsic value, Forfeited (before Replacement Date) | ¥
Number of options, Conversion due to recapitalization | shares			(7,633,818)
Weighted average exercise price, Conversion due to recapitalization | $ / shares				0.0002
Weighted average grant date fair value, Conversion due to recapitalization | ¥ / shares			¥ 37.22
Aggregate intrinsic value, Conversion due to recapitalization | ¥
Number of options, Forfeited (after Replacement Date) | shares			(21,000)
Weighted average exercise price, Forfeited (after Replacement Date) | $ / shares		0.0002		0.0002
Weighted average grant date fair value, Forfeited (after Replacement Date) | ¥ / shares			¥ 41.51
Aggregate intrinsic value, Forfeited (after Replacement Date) | ¥
Number of options, Options outstanding ending | shares	6,426,584		6,978,691
Weighted average exercise price, Options outstanding ending | $ / shares		$ 0.0002		0.0002
Weighted average grant date fair value, Options outstanding ending | ¥ / shares	¥ 40.6		¥ 40.59
Weighted average remaining contractual term (years), Options outstanding ending	8 years 4 months 5 days		8 years 10 months 6 days
Aggregate intrinsic value, Options outstanding ending | ¥	¥ 92,158		¥ 287,773
Number of options, Options vested and expected to vest | shares	6,426,584	6,426,584
Weighted average exercise price, Options vested and expected to vest | $ / shares					$ 0.0002
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares	¥ 40.6
Weighted average remaining contractual term (years), Options vested and expected to vest	8 years 4 months 5 days
Aggregate intrinsic value, Options vested and expected to vest | ¥	¥ 92,158
Number of options, Options exercisable | shares	2,172,643	2,172,643
Weighted average exercise price, Options exercisable | $ / shares					$ 0.0002
Weighted average grant date fair value, Options exercisable | ¥ / shares	¥ 39.29
Weighted average remaining contractual term (years), Options exercisable	8 years 6 months 8 days
Aggregate intrinsic value, Options exercisable | ¥	¥ 31,156	$ 31,156
Number of options, Granted | shares
Weighted average exercise price, Granted | $ / shares
Weighted average grant date fair value, Granted | ¥ / shares
Aggregate intrinsic value, Granted | ¥
Number of options, Exercised | shares	(499,607)
Weighted average exercise price, Exercised | $ / shares		0.0002
Weighted average grant date fair value, Exercised | ¥ / shares	¥ 40.58
Aggregate intrinsic value, Exercised | ¥
Number of options, Forfeited | shares	(52,500)
Weighted average exercise price, Forfeited | $ / shares		$ 0.0002		$ 0.0002
Weighted average grant date fair value, Forfeited | ¥ / shares	¥ 38.7
Aggregate intrinsic value, Forfeited | ¥